DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Operating Results Related to Company's Discontinued Operations

Operating results related to the Company’s discontinued operations are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars,

Net sales	$74	$94	$82
Cost of products sold	(82)	(94)	(81)

Gross margin	(8)	—	1

Selling, general and administrative expenses	(6)	(6)	(5)
Adjustment of assets to fair value	(7)	—	—
Other expense, net	—	(2)	(1)

Loss before income taxes	(21)	(8)	(5)
Income tax expense	—	—	—

Loss from discontinued operations, net of income taxes	$(21)	$(8)	$(5)